Average Annual Total Returns (Vanguard Extended Market Index Fund ETF)	Vanguard Extended Market Index Fund Vanguard Extended Market Index Fund - ETF Shares 1/1/2014 - 12/31/2014	Return After Taxes on Distributions Vanguard Extended Market Index Fund Vanguard Extended Market Index Fund - ETF Shares 1/1/2014 - 12/31/2014	Return After Taxes on Distributions and Sale of Fund Shares Vanguard Extended Market Index Fund Vanguard Extended Market Index Fund - ETF Shares 1/1/2014 - 12/31/2014	Based on Market Value Vanguard Extended Market Index Fund Vanguard Extended Market Index Fund - ETF Shares 1/1/2014 - 12/31/2014	Spliced Dow Jones U.S. Completion Total Stock Market Index Vanguard Extended Market Index Fund Vanguard Extended Market Index Fund - ETF Shares 1/1/2014 - 12/31/2014	Spliced Extended Market Index Vanguard Extended Market Index Fund Vanguard Extended Market Index Fund - ETF Shares 1/1/2014 - 12/31/2014	Standard & Poor's Completion Index Vanguard Extended Market Index Fund Vanguard Extended Market Index Fund - ETF Shares 1/1/2014 - 12/31/2014
Average Annual Returns for Periods Ended December 31, 2014
One Year	7.55%	7.11%	4.44%	7.55%	7.63%	7.50%	7.50%
Five Years	16.73%	16.39%	13.50%	16.74%	16.74%	16.66%	16.66%
Ten Years	9.24%	8.93%	7.52%	9.25%	9.34%	9.12%	none